Supplementary Information on Oil and Gas Exploration And Production Activities (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Capitalized Costs for Oil and Gas Producing Activities
A.	Capitalized costs for oil and gas producing activities (unaudited):

	As of December 31,
	2018		2017		2016
Proved reserves	Ps.	2,505,307,260	Ps.	2,363,336,481	Ps.	2,476,535,503
Construction in progress		51,033,968		35,381,089		60,720,261
Accumulated depreciation and amortization		(1,572,649,381)		(1,444,962,317)		(1,355,402,150)

Net capitalized costs	Ps.	983,691,846	Ps.	953,755,253	Ps.	1,181,853,614

Summary of Costs Incurred for Oil and Gas Property Exploration and Development Activities
B.	Costs incurred for oil and gas property exploration and development activities (unaudited):

	As of December 31,
	2018		2017
Exploration	Ps.	36,208,481	Ps.	32,480,801
Development		56,040,685		53,460,364

Total costs incurred	Ps.	92,249,166	Ps.	85,941,165

Summary of Results of Operations for Oil and Gas Producing Activities
C.	Results of operations for oil and gas producing activities (unaudited):

	2018		2017		2016
Revenues from sale of oil and gas	Ps.	910,433,244	Ps.	762,637,362	Ps.	616,380,608

Hydrocarbon duties		443,491,451		375,156,405		304,299,019

Production costs (excluding taxes)		273,695,691		248,957,950		171,194,337
Other revenue and expenses		(10,109,114)		(3,954,222)		61,359,271
Exploration expenses		30,953,413		14,993,433		39,693,273
Depreciation, depletion, amortization and accretion		28,845,604		240,672,906		(150,891,739)

		766,877,047		875,826,472		425,654,161

Results of operations for oil and gas producing activities	Ps.	143,556,198	Ps.	(113,189,111)	Ps.	190,726,447

Summary of Results of Operations for Oil and Gas Producing Activities
D.	Sales prices (unaudited)

The following table summarizes average sales prices in U.S. dollars for each of the years ended December 31 (excluding production taxes):

	2018		2017		2016
Weighted average sales price per barrel of oil equivalent (boe)(1)	US$	50.89	US$	38.63	US$	29.18
Crude oil, per barrel		62.99		48.71		36.55
Natural gas, per thousand cubic feet		5.57		4.32		3.01

(1)	To convert dry gas to barrels of oil equivalent, a factor of 5.201 thousand cubic feet of dry gas per barrel of oil equivalent is used.

Summary of Oil and Gas Proved Reserves

Summary of oil and gas (1) proved reserves as of December 31, 2018 based on average fiscal year prices

	Crude oil and Condensates (2)	Dry Gas (3)
	(in millions of barrels)	(in billions of cubic feet)
Proved developed and un-developed reserves:
Proved developed reserves	3,488	3,380
Proved undeveloped reserves	2,198	2,990

Total proved reserves	5,787	6,370

Note: Numbers may not total due to rounding.

(1)	PEMEX does not currently produce synthetic oil or synthetic gas, or other natural resources from which synthetic oil or synthetic gas can be produced.
(2)	Crude oil and condensate reserves include the fraction of liquefiable hydrocarbons recoverable in natural gas processing plants located at fields.
(3)

Reserve volumes reported in this table are volumes of dry gas, although natural gas production reported in other tables refers to sour wet gas. There is a shrinkage in volume when natural gas liquids and impurities are extracted to obtain dry gas. Therefore, reported natural gas volumes are greater than dry gas volumes.

Disclosure of Proved Developed and Undeveloped Reserve

Crude oil and condensate reserves

(including natural gas liquids) (1)

	2018	2017	2016
	(in millions of barrels)
Proved developed and undeveloped reserves:
At December 31	6,427	7,219	7,977
Revisions (2)	22	(95)	189
Extensions and discoveries	140	147	(55)
Production	(743)	(805)	(891)
Farm outs & transfer of fields due to NHC bidding process	(59)	(38)	—

At December 31	5,787	6,427	7,219

Proved developed reserves at December 31	3,488	4,166	4,886
Proved undeveloped reserves at December 31	2,198	2,261	2,333

Note: Numbers may not total due to rounding.

(1)	Crude oil and condensate reserves include the fraction of liquefiable hydrocarbons recoverable in natural gas processing plants located at fields.
(2)

Revisions include positive and negative changes due to new data from well drilling, revisions made when actual reservoir performance differs from expected performance and changes in hydrocarbon prices.

Source: Pemex Exploration and Production.

Dry gas reserves

	2018	2017	2016
	(in billions of cubic feet)
Proved developed and undeveloped reserves:
At December 31	6,593	6,984	8,610
Revisions (1)	3	169	(183)
Extensions and discoveries	809	468	(308)
Production (2)	(887)	(999)	(1,134)
Farm outs & transfer of fields due to NHC bidding process	(148)	(29)	—

At December 31	6,370	6,593	6,984

Proved developed reserves at December 31	3,380	4,026	4,513
Proved undeveloped reserves at December 31	2,990	2,567	2,471

Note: Numbers may not total due to rounding.

(1)

Revisions include positive and negative changes due to new data from well drilling, revisions made when actual reservoir performance differs from expected performance and changes in hydrocarbon prices.

(2)

Production refers here to dry gas, although natural gas production reported in other tables refers to sour wet gas. There is a shrinkage in volume when natural gas liquids and impurities are extracted to obtain dry gas. Therefore, reported natural gas volumes are greater than dry gas volumes.

Disclosure of standardized measure of discounted future net cash flows

Standardized measure of discounted future net cash flows as of December 31

	2018		2017		2016
	(in millions of U.S. dollars)
Future cash inflows	US$	321,065	US$	269,489	US$	228,196
Future production costs (excluding profit taxes)		(103,498)		(114,369)		(87,942)
Future development costs		(22,224)		(26,229)		(25,515)

Future cash flows before tax		195,343		128,891		114,738
Future production and excess gains taxes		(156,691)		(129,377)		(108,960)

Future net cash flows		38,652		(487)		5,779
Effect of discounting net cash flows by 10%		(12,434)		(4,600)		(937)

Standardized measure of discounted future net cash flows	US$	26,218	US$	4,113	US$	4,841

Note: Table amounts may not total due to rounding.

Disclosure of Changes in Standardized Measure of Discounted Future Net Cash Flows

Changes in standardized measure of discounted future net cash flows

	2018		2017		2016
	(in millions of U.S. dollars)
Sales of oil and gas produced, net of production costs	US$	(31,279)	US$	(25,076)	US$	(19,411)
Net changes in prices and production costs		62,902		26,355		(53,278)
Extensions and discoveries		4,323		3,639		1,105
Development cost incurred during the year		2,984		2,699		4,124
Changes in estimated development costs		(2,146)		2,744		1,763
Reserves revisions and timing changes		1,511		(1,353)		6,366
Accretion of discount of pre-tax net cash flows		6,628		5,891		11,094
Net changes in production and excess gains taxes		(22,817)		(15,628)		37,537

Aggregate change in standardized measure of discounted future net cash flows	US$	22,105	US$	(728)	US$	(10,700)

Standardized measure:
As of January 1	US$	4,113	US$	4,841	US$	15,541
As of December 31		26,218		4,113		4,841

Change	US$	22,105	US$	(728)	US$	(10,700)